Equity Method Investment (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Aggregate amount			¥ 1,400
Percentage of equity interest			35.00%
Pro rata share of losses		¥ 20
Impairment losses	¥ 800